Taxes (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts and other reserves	$ 140,226	$ 464,077
Inventory reserve	0	10,914
Accumulated depreciation	26,109	23,162
Operating loss carry forward	0	137,133
Allowance for operating loss carry forward	0	(137,133)
Total	$ 166,335	$ 498,153